Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	M FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000948258
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
M International Equity Fund (Prospectus Summary) | M International Equity Fund | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEQX
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCGX
M Capital Appreciation Fund (Prospectus Summary) | M Capital Appreciation Fund | M Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCPX
M Large Cap Value Fund (Prospectus Summary) | M Large Cap Value Fund | M Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBOVX